Document and Entity Information	Feb. 03, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Feb. 03, 2021
Entity File Number	001-38595
Entity Registrant Name	FIRST WESTERN FINANCIAL, INC.
Entity Incorporation, State or Country Code	CO
Entity Tax Identification Number	37-1442266
Entity Address, Address Line One	1900 16th Street, Suite 1200
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	531-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	MYFW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001327607
Amendment Flag	false